Subsequent events	9 Months Ended
May 31, 2026
Subsequent events
Subsequent events

26. Subsequent events

During the months of June and July 2026, the Company issued 1,871,347 Voting Common Shares as part of an “at the market” placement offering for total gross proceeds of $4,791,043 less transaction costs of $201,299.

On June 17, 2026, the Company implemented a reverse stock split, consolidating every 10 Voting Common shares into 1 Voting Common Share. As a result of the round up feature for fractional shares, the Company issued an additional 48,468 Voting Common Shares.